DEBT - Interest expenses and amortization of debt discount (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Line of Credit Facility [Line Items]
Amortization of debt discounts	$ 1,532,792	$ 954,080	$ 1,070,366	$ 630,992
Non-revolving line of credit
Line of Credit Facility [Line Items]
Interest expense	117,224
Amortization of debt discounts	333,294
Total	$ 450,518